Employee benefits - Defined contribution pension plans (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of defined benefit plans [abstract]
Payments to defined contribution pension plan (as a percent)	6.00%
Payments to defined benefit pension plan (as a percent)	2⅓
Payments made to contribution plans	$ 15.5	$ 13.1	$ 12.5